Related-Party Transactions, Summary of Affiliate Transactions (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended			12 Months Ended
		Jan. 20, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Subsequent Event
Imbalance settlement gains						$ (8)	$ (17)	$ (8)
Revenues	[1]					615	497	273
Operating and maintenance expenses						122	100	85
Imbalance settlement gains and reimbursements from Tesoro	[2]					(42)	(43)	(12)
General and administrative expenses						71	39	20
Reimbursements from Tesoro						34	26	4
Quarterly cash distributions, including IDRs						$ 148	$ 87	$ 44
Quarterly cash distribution
Subsequent Event
Cash distributions paid per unit		$ 0.7800	$ 0.875	$ 0.842	$ 0.810
Cash distribution to Tesoro		$ 50
Date of distribution		Feb. 12, 2016	Nov. 14, 2016	Aug. 12, 2016	May 13, 2016

[1]	All periods include the historical results of the Predecessors. See Notes 1 and 2 for further discussion.
[2]	Includes net imbalance settlement gains of $8 million, $17 million and $8 million in the years ended December 31, 2015, 2014 and 2013, respectively. Also includes reimbursements primarily related to pressure testing and repairs and maintenance costs pursuant to the Amended Omnibus Agreement and the Carson Assets Indemnity Agreement of $34 million, $26 million and $4 million in the years ended December 31, 2015, 2014 and 2013, respectively.